Related Party Transactions and Balances - Additional Information (Details)	12 Months Ended
Dec. 31, 2020
Related Party Transaction [Line Items]
Interest rate percentage	4.60%
Yibon
Related Party Transaction [Line Items]
Long term, maturity period	1 year
Interest rate percentage	6.00%